PROPERTY AND EQUIPMENT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) building
PROPERTY AND EQUIPMENT
Assets of disposal group held for sale		$ 0	$ 1,249,000
Property and equipment, gross	$ 99,209,000	100,984,000	152,899,000
Less: accumulated depreciation and amortization expense	(20,683,000)	(21,816,000)	(26,223,000)
Property and equipment, net	78,526,000	79,168,000	126,676,000
Total depreciation and amortization		5,300,000	7,300,000
Total depreciation expense and amortization expense pertaining to discontinued operations		0	100,000
Roswell, Georgia
PROPERTY AND EQUIPMENT
Asset impairment charges			$ 500,000
Number of office buildings | building			2
Wynne, Arkansas
PROPERTY AND EQUIPMENT
Asset impairment charges			$ 100,000
Buildings and improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 84,740,000	$ 84,108,000	128,912,000
Buildings and improvements | Minimum
PROPERTY AND EQUIPMENT
Useful lives	5 years	5 years
Buildings and improvements | Maximum
PROPERTY AND EQUIPMENT
Useful lives	40 years	40 years
Equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 10,445,000	$ 12,286,000	16,469,000
Equipment | Minimum
PROPERTY AND EQUIPMENT
Useful lives	2 years	2 years
Equipment | Maximum
PROPERTY AND EQUIPMENT
Useful lives	10 years	10 years
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 3,988,000	$ 3,988,000	7,128,000
Construction in process
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 36,000	602,000	$ 390,000
Roswell, Georgia | Discontinued Operations, Disposed of by Sale
PROPERTY AND EQUIPMENT
Asset impairment charges		$ 21,000